Audited Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 8,164,080	$ 10,769,662
Restricted cash		2,192,015	2,931,357
Accounts receivable, net		12,802,626	20,136,692
Contract assets, net		1,057,671	984,135
Prepayments and other current assets, net		67,822	91,749
Total current assets		24,396,402	35,042,807
Non-current assets
Property, plant and equipment, net		127,386	184,903
Right-of-use assets		130,134	59,245
Total non-current assets		257,520	244,148
TOTAL ASSETS		24,653,922	35,286,955
Current Liabilities
Accounts payable		11,307,340	18,171,694
Contract liabilities		1,525	4,015
Other payables and accrued liabilities		445,333	851,012
Provisions for compensation and penalty		1,574,240	1,574,240
Tax payables		17,465	737,196
Lease liabilities – current		101,947	47,689
Dividend payables		54,821	28,154
Total current liabilities		13,831,056	22,357,695
Non-current liability
Lease liabilities – non-current		29,378	17,227
Total non-current liability		29,378	17,227
TOTAL LIABILITIES		13,860,434	22,374,922
EQUITY
Ordinary shares, par value $0.0001 per share, 500,000,000 shares authorized; 20,000,000 and 25,976,936 issued and outstanding as of December 31, 2023 and 2024, respectively	[1]	2,598	2,000
Additional paid-in capital		10,575,529	7,875,540
Retained earnings		133,277	4,960,116
Accumulated other comprehensive loss		(41,439)	(41,439)
Total shareholders’ equity		10,669,965	12,796,217
Non-controlling interest		123,523	115,816
TOTAL EQUITY		10,793,488	12,912,033
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		24,653,922	35,286,955
Related Party
Current assets
Accounts receivable – related parties		112,188	11,885
Amount due from a related party, net			117,327
Current Liabilities
Accounts payable – related parties		221,098	474,161
Amounts due to related parties		$ 107,287	$ 469,534

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.